4. Disposition of Latin American Operations (Details - Allocation of Proceeds) - Latin American Assets [Member]	7 Months Ended
Oct. 27, 2016 USD ($)
Total proceeds, net of discount	$ 20,387,000
Services under the Technical Services Arrangement [Member]
Total proceeds, net of discount	708,000
Production equipment manufactured [Member]
Total proceeds, net of discount	192,000
Intellectual property and territory rights [Member]
Total proceeds, net of discount	$ 19,487,000